July 22, 2022

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Securities and Exchange Commission on March 7, 2022 (Accession No. 0001387131-22-003253) for the Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund, each a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com